Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000246381 [Member]
Shareholder Report [Line Items]
Fund Name	Honeytree U.S. Equity ETF
Class Name	Honeytree U.S. Equity ETF
Trading Symbol	BEEZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Honeytree U.S. Equity ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://honeytreeinvestetfs.com. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://honeytreeinvestetfs.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund invests in U.S. equity securities. Security selection led to underperformance relative to the benchmark. Minimal exposure to certain mega-cap technology and communication stocks, where much of the broader market’s gains were concentrated, detracted from performance.

The Fund outperformed the benchmark in the first quarter of 2025, after the initial tariff announcement, due to the negative price impact the announcement had on the mega-cap companies that dominate the index. In the second quarter, as tariff uncertainty continued, the Fund underperformed the benchmark as the stocks most negatively impacted by tariff announcement recovered. The benchmark returns have also been driven by a very small number of AI-impacted technology stocks, reducing the expected ability of the broad market to diversify risk.

During the period since inception, equity markets were heavily impacted by expectations around interest rates initially and tariffs in 2025. The uncertainty around tariffs and their impact remains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (11/06/23)
Honeytree U.S. Equity ETF - NAV	3.20%	17.49%
Solactive GBS United States 500 Index	18.59%	27.60%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://honeytreeinvestetfs.com for more recent performance information.

Performance Inception Date	Nov. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 8,349,272
Holdings Count | holding	26
Advisory Fees Paid, Amount	$ 50,048
Investment Company, Portfolio Turnover	33.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	27.3%
Information Technology	20.7%
Health Care	12.5%
Financials	11.8%
Materials	11.6%
Consumer Discretionary	7.9%
Real Estate	4.0%
Consumer Staples	3.7%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Lam Research Corp.	5.2%
Agilent Technologies, Inc.	4.4%
Cummins, Inc.	4.3%
ServiceNow, Inc.	4.2%
Thermo Fisher Scientific, Inc.	4.2%
Watts Water Technologies, Inc. - Class A	4.2%
Home Depot, Inc.	4.1%
Accenture PLC - Class A	4.1%
Fastenal Co.	4.0%
Visa, Inc. - Class A	4.0%